Other Assets	6 Months Ended
Jun. 30, 2022
Other Noncurrent Assets [Abstract]
Other Assets

17. OTHER ASSETS

As at	June 30, 2022	December 31, 2021
Intangible Assets	73	78
Private Equity Investments (Note 27)	53	53
Other Equity Investments (1)	—	77
Net Investment in Finance Leases	63	60
Long-Term Receivables and Prepaids	53	77
Precious Metals	79	85
Other	2	1
	323	431
(1)On June 8, 2022, the Company sold its investment in Headwater Exploration Inc. for proceeds of $110 million. The investment was recorded at fair value prior to sale.